Fair Value Measurement (Narrative) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($) shares
Fair Value Disclosures [Abstract]
Accrued interest	$ 254
Change in fair value	$ 2,061
Warrant issued | shares	5,200,000